Debt - Additional Information (Details 2) - USD ($)												1 Months Ended										2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jul. 12, 2024	May 28, 2024	Jan. 31, 2024	Dec. 18, 2023	Nov. 01, 2023	Oct. 31, 2023	Apr. 28, 2023	Apr. 05, 2023	Nov. 01, 2022	Oct. 25, 2022	Jul. 31, 2024	May 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Nov. 30, 2022	Aug. 31, 2021	May 31, 2021	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Sep. 30, 2022
Short-Term Debt [Line Items]
Proceeds from related party loan																		$ 250,000
Loan, maturity date																		Dec. 31, 2023		Jul. 31, 2022	May 31, 2022
Interest rate																		5.00%		1.00%	1.00%
Loss on extinguishment of debt									$ 13,000														$ 0	$ (1,014,368)	$ 0	$ (1,014,368)	$ (15,490)	$ (467,073)
Repayment of debt																									150,000			150,000
Related party loan, Principal amount								$ 448,940
Portion of Accrued interest								26,830										$ 1,199
Exchange of related party loans for convertible notes, related party																									$ 0	$ 1,130,775	$ 1,130,775	0
Exercise price of warrants															$ 4.97								$ 6.46		$ 6.46		$ 4.97
Sale of price per share (in Dollars per share)																														$ 10
Total premiums, taxes and fees financed						$ 631,993				$ 1,006,342
Annual interest rate						9.95%				7.20%						9.95%			7.20%
Insurance financing payable															$ 631,993								$ 0		$ 0		$ 631,993	$ 921,576
Par value of common shares issued (in Dollars per share)	$ 0.0001														$ 0.0001								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Commission paid								$ 125,000									$ 125,000
Expected volatility											28.10%														79.30%		79.30%	75.10%
Risk-free rate											4.00%														4.66%		4.66%	1.81%
Expected term (in years)											1 month 28 days														1 year		1 year	7 years
Derivative liability															$ 361,704								$ 1,853,694		$ 1,853,694		$ 361,704	$ 166,000
Payment of Convertible Notes																											300,000	$ 0
Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Loan, maturity date				Jan. 23, 2025
Debt Instrument, Interest Rate, Effective Percentage				15.00%										15.00%
Proceeds from Senior Secured Note														$ 750,000
April Two Thousand Twenty Three Convertible Note Warrants [Member]
Short-Term Debt [Line Items]
Fair Value															$ 0												$ 0
Exercise price (in Dollars per share)															$ 0.08								$ 0.08		$ 0.08		$ 0.08
Expected volatility																									74.90%		74.90%
Risk-free rate																									4.65%		4.65%
Expected term (in years)																									4 years 5 months 26 days		4 years 5 months 26 days
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Fair Value															$ 87,552								$ 87,552		$ 87,552		$ 87,552
Exercise price (in Dollars per share)															$ 0.18								$ 0.01	$ 0.83	$ 0.01	$ 0.83	$ 0.18	$ 4.19
Expected volatility																									100.00%	45.50%	84.00%	30.00%
Risk-free rate																									4.52%	4.12%	4.01%	3.99%
Expected term (in years)																									3 years 4 months 2 days	4 years 4 months 2 days	3 years 10 months 2 days	4 years 10 months 2 days
April 2023 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair Value															$ 0												$ 0		$ 0
Expected volatility																									66.50%		66.50%
Risk-free rate																									4.94%		4.94%
Expected term (in years)																									6 months		6 months
Derivative liability															560,436												$ 560,436
December 2023 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair Value					$ 107,143
Derivative liability															400,000								$ 860,319		$ 860,319		$ 400,000
Fair value of derivative liability, Description																									At June 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $860,319 by applying the probability of a business combination of 75% to the Automatic Discount of 43%.		The fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $0.4 million by applying the probability of a business combination of 50% to the Automatic Discount of 43%.
May 2024 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair Value			$ 350,000
Derivative liability																							993,375		$ 993,375
Fair value of derivative liability, Description																									At June 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $993,375 by applying the probability of a business combination of 75% to the Automatic Discount of 100%.
Venn License Agreement [Member]
Short-Term Debt [Line Items]
Interest expense																											$ 1,069	$ 2,737
Secured Founder Loan [Member]
Short-Term Debt [Line Items]
Loan, maturity date														Jan. 23, 2025
Debt Instrument, Interest Rate, Effective Percentage				15.00%										15.00%
Interest expense																							27,740	$ 0	$ 48,699	$ 0
Secured Founder Loan [Member] | Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Proceeds from Senior Secured Note														$ 750,000
Insurance Financing Payable [Member]
Short-Term Debt [Line Items]
Interest expense																							5,736	7,608	11,472	15,216	3,824	22,823
Warrant Subscription Agreements[Member]
Short-Term Debt [Line Items]
Warrant to purchase shares of common stock								209,670									209,670
Par value of common shares issued (in Dollars per share)								$ 0.6
Loans Payable [Member]
Short-Term Debt [Line Items]
Proceeds from related party loan													$ 750,000							$ 750,000	$ 750,000
Long-term debt															901,060												901,060	1,375,000
Founder Loans [Member]
Short-Term Debt [Line Items]
Long-term debt															901,060								901,060		901,060		901,060
Interest expense																							0	3,585	0	7,172	11,757	22,388
November 2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Loan, maturity date										Oct. 31, 2023									Oct. 31, 2023
Interest rate										8.00%
Loss on extinguishment of debt																											998,878
Portion of Accrued interest																									28,622		28,622
Interest expense																							0	41,250	$ 0	89,078
Convertible notes										$ 1,512,500
Gross proceeds percentage							15.00%
Weighted average price of common stock							90.00%																		90.00%
Embedded derivative fair value of derivative liability										165,000
Derivative liability fair value of collateral										$ 165,000
Amortization of debt discount premium																											137,802	27,198
Unsecured convertible promissory note															378,622								378,622		$ 378,622		378,622	$ 1,374,698
Aggregate Principal Amount																									350,000		350,000
Payment of Convertible Notes																											300,000
November 2022 Convertible Notes [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Interest rate	6.00%
Portion of Accrued interest	$ 378,622
November 2022 Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Convertible notes						$ 1,512,500
November 2022 Convertible Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Convertible notes						$ 650,000
April 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Loan, maturity date								Oct. 28, 2023									Oct. 28, 2023
Interest rate								6.00%
Debt Instrument, Interest Rate During Period								10.00%									10.00%
Portion of Accrued interest																									133,039		96,274
Interest expense																							44,376	912,853	88,752	912,853	2,405,657
Warrants outstanding															$ 2,111,308								1,908,073		1,908,073		$ 2,111,308
Exercise price of warrants								$ 0.6
Sale of price per share (in Dollars per share)								$ 0.6
Maturity term								5 years									5 years
Amortization of debt discount premium																							0	892,461	0	892,461
Aggregate purchase amount of shares								$ 2,195,034									$ 2,195,034
Aggregate Principal Amount																									1,775,034
Percentage of the total number of shares of common stock received															1.00%												1.00%
Derivative liability																							560,436		560,436
Debt instrument, exchange amount				$ 250,600										$ 250,600	$ 187,950							$ 250,600					$ 187,950
April 2023 Convertible Notes [Member] | April Two Thousand Twenty Three Convertible Note Warrants [Member]
Short-Term Debt [Line Items]
Fair Value								1,527,640							1,527,640								1,527,640		1,527,640		1,527,640
April 2023 Convertible Notes [Member] | Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Amortization of debt discount premium																											87,552
April 2023 Convertible Notes [Member] | April 2023 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair Value								560,436
April 2023 Convertible Notes [Member] | Warrant Subscription Agreements[Member]
Short-Term Debt [Line Items]
Aggregate Principal Amount								$ 3,658,390									$ 3,658,390
April 2023 Convertible Notes Under Related Party [Member]
Short-Term Debt [Line Items]
Loss on extinguishment of debt																											(1,014,368)
Related party loan, Principal amount																									448,940
Portion of Accrued interest																									110,565
Interest expense																							28,269	32,147	56,539	32,147	115,335
Amortization of debt discount premium																							0	$ 20,436	0	$ 20,436	61,309
Unsecured convertible promissory note															1,130,775								1,241,340		1,241,340		1,130,775
Aggregate Principal Amount																									1,130,775
April 2023 Convertible Notes Under Related Party [Member] | April Two Thousand Twenty Three Convertible Note Warrants [Member]
Short-Term Debt [Line Items]
Class of warrant or right issued								1,884,625
Fair Value								$ 786,967							$ 300,000												$ 300,000
April 2023 Convertible Notes Under Related Party [Member] | April 2023 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair Value								288,710															$ 300,000		$ 300,000
Exercise price (in Dollars per share)															$ 0.655								$ 0.655		$ 0.655		$ 0.655
Expected volatility																									66.50%		66.50%
Risk-free rate																									4.94%		4.94%
Expected term (in years)																									6 months		6 months
April 2023 Convertible Notes Under Related Party [Member] | Two Thousand Twenty One Founder Loan [Member]
Short-Term Debt [Line Items]
Related party loan, Principal amount																											$ 448,940
Portion of Accrued interest																									$ 26,830		26,830
April 2023 Convertible Notes Under Related Party [Member] | March TwoThousand Twenty Three Founder Loan [Member]
Short-Term Debt [Line Items]
Related party loan, Principal amount																									250,000		250,000
Portion of Accrued interest																									1,199		1,199
April 2023 Convertible Notes Under Related Party [Member] | Founder and Director[ Member]
Short-Term Debt [Line Items]
Exchange of related party loans for convertible notes, related party								1,130,775
April 2023 Convertible Notes Under Related Party [Member] | Venn License Agreement [Member]
Short-Term Debt [Line Items]
Related party loan, Principal amount																									400,000		400,000
Portion of Accrued interest								$ 3,806																	3,806		$ 3,806
December 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Loan, maturity date															Dec. 18, 2024
Conversion Rate															70.00%
Debt Instrument, Interest Rate, Effective Percentage															10.00%												10.00%
Related party loan, Principal amount																						738,000
Portion of Accrued interest																									109,449
Interest expense																							$ 207,015		393,790		$ 10,305
Amortization of debt discount premium																							152,749		287,339
Unsecured convertible promissory note															$ 857,097								1,857,352		1,857,352		857,097
Aggregate Principal Amount															1,000,000							738,000
Commission paid															$ 83,600							$ 63,840
Percentage of the total number of shares of common stock received															4.00%
Fair value of derivative liability, Description															The fair value of the derivative liability related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 50% to the Automatic Discount of 43%.
December 2023 Convertible Notes [Member] | Optional Conversion Feature [Member]
Short-Term Debt [Line Items]
Conversion Rate															90.00%
Derivative liability															$ 0								0		0		0
December 2023 Convertible Notes [Member] | Automatic Conversion Feature [Member]
Short-Term Debt [Line Items]
Derivative liability															400,000								573,546		573,546		400,000
December 2023 Convertible Notes Under Related Party [Member]
Short-Term Debt [Line Items]
Portion of Accrued interest																									26,713
Interest expense																							38,547		75,572		5,227
Amortization of debt discount premium																							26,081		50,640
Unsecured convertible promissory note															$ 396,303								446,943		446,943		$ 396,303
December 2023 Convertible Notes Under Related Party [Member] | Founder and Director[ Member]
Short-Term Debt [Line Items]
Convertible notes					500,000
Aggregate Principal Amount					$ 500,000
May 2024 Convertible Notes [Member]
Short-Term Debt [Line Items]
Loan, maturity date		Dec. 18, 2024											Dec. 18, 2024
Conversion Rate		50.00%											50.00%
Debt Instrument, Interest Rate, Effective Percentage		10.00%											10.00%
Related party loan, Principal amount												$ 2,175,000	$ 1,324,500
Portion of Accrued interest																									7,454
Interest expense																							59,847		59,847
Amortization of debt discount premium																							52,393		52,393
Unsecured convertible promissory note																							299,744		299,744
Aggregate Principal Amount		$ 2,175,500	$ 824,500
Derivative liability																							577,150		$ 577,150
Fair value of derivative liability, Description																									The fair value of the derivative liability related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 70% to the Automatic Discount of 100%.
May2024 Convertible Notes Related Party [Member]
Short-Term Debt [Line Items]
Portion of Accrued interest																									$ 4,521
Interest expense																							37,432		37,432
Amortization of debt discount premium																							32,911		32,911
Unsecured convertible promissory note																							$ 182,911		$ 182,911